Restructuring Impairment Site Closures and Related Costs - Schedule of Restructuring Liability Reserve (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 0.0
Lease termination costs	64.4
Reclassification of deferred rent credits	3.4
Accretion	3.5
Payments	(9.0)
Ending balance	$ 62.3